Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.29%
Alabama–2.15%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.); Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	$3,000	$2,951,322
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(c)	5.50%	12/01/2028	2,500	2,612,667
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(c)	4.00%	12/01/2026	3,000	3,008,200
Energy Southeast, A Cooperative District; Series 2024 B, RB(c)	5.25%	06/01/2032	1,500	1,601,005
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	2,570	2,313,000
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	5,112	4,404,943
Series 2008, RB(d)	2.00%	01/01/2060	2,305	122,511
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	185	185,359
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(a)	4.00%	11/01/2045	1,335	1,223,260
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(c)	4.00%	12/01/2031	5,390	5,453,979
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(c)	5.50%	12/01/2029	5,000	5,317,272
Talladega (County of), AL; Series 2002 D, Tax Anticipation Wts. (INS - NATL)(e)	5.25%	01/01/2029	20	20,036
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	3,677	3,729,461
				32,943,015
Arizona–4.33%
Arizona (State of) Industrial Development Authority (Academies of Math & Science); Series 2025, RB(a)(c)	4.88%	07/01/2035	1,000	1,033,350
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(a)	4.63%	08/01/2028	625	620,420
Series 2018 A, RB(a)	5.00%	08/01/2033	1,955	1,935,219
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	2,645	2,672,141
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(a)	5.00%	07/01/2026	110	110,048
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB	3.55%	07/15/2029	395	388,561
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(a)	5.75%	07/01/2036	1,150	1,151,097
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(a)	5.00%	07/01/2039	4,520	4,519,820
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	6,380	6,486,635
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(a)	5.00%	07/15/2028	475	475,493
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus); Series 2019 A, IDR(a)	5.00%	12/15/2039	400	401,332
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(c)	5.00%	09/01/2027	2,000	2,024,368
Glendale (City of), AZ Industrial Development Authority (Midwestern University); Series 2025, RB	5.00%	05/15/2044	1,625	1,738,045
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(e)	4.38%	08/01/2032	5	5,005
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(f)	0.00%	12/15/2034	1,225	689,086
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	4.80%	07/01/2028	2,295	2,324,561
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(b)	4.00%	10/15/2047	2,000	1,746,233
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2039	2,250	2,277,176
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,903,321
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The); Series 2016 A, Ref. RB(a)	5.00%	07/01/2035	2,900	2,900,562
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2035	3,080	3,081,331
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(a)	5.00%	09/01/2026	50	50,018
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.38%	06/15/2035	$3,370	$3,371,438
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	5,295	5,296,706
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools); Series 2020, Ref. RB(a)	4.75%	05/01/2030	1,075	1,076,851
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(a)	4.13%	07/01/2026	265	264,855
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools);
Series 2019, RB(a)	5.00%	07/01/2029	245	245,163
Series 2019, RB(a)	5.00%	07/01/2034	400	400,141
Series 2019, RB(a)	5.00%	07/01/2039	500	499,984
Pima (County of), AZ Industrial Development Authority (The) (Riverbend Prep); Series 2010, RB(a)	7.00%	09/01/2037	2,340	2,340,886
Pinal (County of), AZ Industrial Development Authority (Green Bonds); Series 2021 C, RB(a)(b)	5.50%	10/01/2033	4,000	4,147,402
Sierra (City of), AZ Vista Industrial Development Authority (Desert Heights Charter School);
Series 2024, Ref. RB(a)	5.25%	06/01/2034	1,500	1,521,112
Series 2024, Ref. RB(a)	5.88%	06/01/2044	1,500	1,502,765
Sierra Vista (City of), AZ Industrial Development Authority (Wake Preparatory Academy); Series 2025, RB	6.25%	06/15/2045	5,270	5,453,484
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	4.38%	12/01/2036	1,190	1,209,183
Series 2025, RB	5.38%	12/01/2046	500	516,492
				66,380,284
Arkansas–0.86%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	8,000	8,115,075
Arkansas (State of) Development Finance Authority (United States Steel Co.); Series 2026, RB(a)(b)(c)	4.25%	03/03/2036	5,000	5,015,514
				13,130,589
California–6.24%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2022 A-1, RB(c)	4.00%	08/01/2028	16,065	16,259,634
Series 2024, RB(c)	5.00%	08/01/2032	5,000	5,143,798
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	95	95,146
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	610	610,000
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	2,426	2,454,369
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	7,870	4,407,200
California (State of) Municipal Finance Authority; Series 2025 A-1, RB	3.44%	02/20/2041	4,943	4,625,775
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.00%	01/01/2038	1,000	1,025,099
Series 2025 A, RB(a)	5.00%	01/01/2040	500	509,592
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(a)	5.00%	06/01/2038	3,370	3,388,037
California (State of) Municipal Finance Authority (California Baptist University); Series 2025 A, Ref. RB(a)	5.13%	11/01/2040	1,650	1,718,450
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 09/15/2017-02/12/2019; Cost $5,125,317)(a)(b)(g)(h)	7.50%	07/01/2032	4,950	55,688
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(a)(b)(g)(h)	7.50%	07/01/2032	1,000	11,250
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(b)	5.00%	07/01/2037	2,000	2,000,217
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(a)	6.25%	07/01/2054	6,100	6,288,341
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	5.38%	06/01/2035	1,000	1,061,993
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(a)	5.00%	07/01/2026	40	39,956
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(a)	5.00%	08/01/2033	620	630,355
Series 2023, Ref. RB(a)	5.25%	08/01/2038	500	508,015
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	$2,795	$2,796,018
Series 2014, RB	5.50%	12/01/2054	8,988	8,989,928
Series 2016 A, RB(a)	5.25%	12/01/2056	3,000	3,000,037
Series 2018 A, RB(a)	5.50%	12/01/2058	3,000	3,028,519
Los Angeles (City of), CA Department of Water & Power; Series 2025 C, Ref. RB (INS - BAM)(e)	5.00%	07/01/2044	5,350	5,747,532
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2030	3,000	3,002,950
Series 2016, Ref. RB	4.00%	11/01/2039	1,250	1,058,039
Pomona Unified School District; Series 2021 F, GO Bonds (INS - BAM)(e)	3.00%	08/01/2048	1,000	774,148
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(e)	5.00%	12/01/2034	5,405	5,413,073
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2026 A, Ref. RB(b)	5.25%	05/01/2045	5,000	5,430,805
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,920	3,871,328
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	1,610	1,613,172
				95,558,464
Colorado–5.46%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,240	2,166,408
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	525	533,822
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	520,615
Canyon Pines Metropolitan District; Series 2024, GO Bonds(a)	8.25%	12/01/2053	5,000	5,057,739
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,118,601
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	2,029,021
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.25%	04/01/2039	2,500	2,527,729
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	4,035	3,779,578
Series 2021 A, RB	5.00%	05/15/2044	1,170	957,589
Series 2021 B, RB	2.63%	05/15/2029	795	783,006
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	994	997,019
Colorado State University Research Foundation; Series 2025 A, RB(a)	5.25%	03/01/2045	4,000	4,075,724
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,248,362
Dawson Trails Metropolitan District No. 1; Series 2026, Ref. GO Bonds(f)	0.00%	12/01/2033	8,500	5,115,555
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(b)	5.00%	10/01/2032	1,000	1,000,905
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.00%	12/01/2045	500	509,392
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	2,673	2,678,116
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	1,166	1,173,422
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,524,211
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	601,279
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(a)	4.88%	12/01/2028	335	336,176
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	462	480,618
Series 2024 A-2, RB	6.50%	12/01/2043	294	306,196
Jefferson Center Metropolitan District No. 2; Series 2026 A, Ref. RB(a)	5.75%	12/01/2046	4,500	4,529,831
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2033	1,000	1,000,115
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	1,000	1,057,591
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	913,326
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,528,726
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	5,787	6,004,559
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,225	2,242,711
Parterre Metropolitan District No. 5; Series 2025 A, GO Bonds	5.13%	12/01/2035	885	941,707
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	1,670	1,588,874
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(a)	5.00%	12/01/2040	1,465	1,465,699
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	$1,330	$1,329,926
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(f)	0.00%	12/01/2032	4,000	2,596,394
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.00%	12/01/2042	1,900	1,964,619
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,810,667
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2031	3,445	3,471,435
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	2,000	2,001,432
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB	6.13%	12/01/2039	550	575,985
Series 2024, RB	5.63%	12/01/2043	481	500,282
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGI)(e)	3.25%	12/15/2050	469	409,787
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,944,766
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	166	158,233
				83,557,748
Connecticut–0.79%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(a)	12.00%	09/01/2030	1,000	1,169,120
Connecticut (State of), Special Tax Revenue; Series 2026, RB(i)	5.00%	07/01/2045	10,000	10,864,687
				12,033,807
Delaware–0.06%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(a)	5.00%	07/01/2028	941	954,141
District of Columbia–1.11%
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	255	255,307
Series 2017 A, RB	5.00%	07/01/2032	1,000	1,008,900
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2035	1,285	1,284,961
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	14,045	14,478,742
				17,027,910
Florida–8.95%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $57,423)(g)(h)	5.63%	11/15/2029	58	861
Series 2014, RB (Acquired 06/04/2020; Cost $267,154)(g)(h)	6.00%	11/15/2029	310	4,653
Series 2014, RB (Acquired 01/17/2020; Cost $438,044)(g)(h)	6.00%	11/15/2034	465	6,979
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	965	812,317
Ave Maria Stewardship Community District (Phase 5); Series 2025, RB	5.30%	05/01/2045	1,215	1,232,223
Babcock Ranch Community Independent Special District; Series 2024, RB(a)	5.00%	05/01/2044	500	510,218
Broward (County of), FL; Series 2015 A, RB(b)	5.00%	10/01/2045	10,000	10,009,959
Capital Projects Finance Authority (Kissimmee Charter Academy); Series 2024, RB(a)	6.13%	06/15/2044	150	156,708
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.00%	01/01/2035	2,250	2,359,996
Series 2025 A, RB(a)	6.38%	01/01/2040	4,310	4,594,906
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(a)	5.00%	06/15/2044	1,760	1,718,968
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019, RB	5.00%	12/15/2029	1,330	1,330,642
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(a)	5.38%	08/01/2032	1,000	986,027
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2031	590	577,199
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2041	465	449,777
Series 2021, RB(a)	3.25%	06/01/2031	190	178,401
Series 2021, RB(a)	5.00%	06/01/2041	1,615	1,563,751
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(a)	4.00%	12/01/2028	4,815	4,803,848
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(a)	5.00%	06/01/2044	2,000	1,909,402
Series 2025, RB(a)	5.63%	07/01/2040	1,785	1,833,767
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.25%	06/15/2040	3,000	3,100,832
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	5.00%	07/01/2039	$1,475	$1,472,826
Series 2024, RB(a)	5.00%	07/01/2044	1,140	1,087,049
Capital Trust Authority (Florida Institute of Technology); Series 2025, RB(a)	4.75%	07/01/2040	1,250	1,255,830
Capital Trust Authority (Imagine School At West Pasco Project); Series 2023, RB(a)	6.25%	12/15/2043	2,135	2,011,150
Capital Trust Authority (KIPP Miami N Campus); Series 2024 A, RB(a)	5.63%	06/15/2044	410	423,190
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	3,000	2,954,566
Capital Trust Authority (St.Johns Classical Academy, Inc.); Series 2025, Ref. RB(a)	4.75%	06/15/2040	1,315	1,293,542
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(b)	5.00%	10/01/2029	1,115	1,135,123
Series 2025, RB(b)	5.88%	10/01/2045	1,640	1,718,844
Creekview Community Development District (Phase 2); Series 2024, RB	5.38%	05/01/2044	1,985	2,022,425
Cypress Reserve Community Development District; Series 2025, RB(a)	5.60%	05/01/2045	1,625	1,664,299
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group); Series 2020, Ref. RB	4.00%	08/15/2050	2,100	1,835,530
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(b)	5.15%	05/01/2044	405	418,917
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)(g)	12.00%	07/15/2028	3,250	910,000
Series 2024, Ref. RB (Acquired 01/08/2025-07/14/2025; Cost $5,174,540)(b)(h)	5.00%	07/01/2035	5,505	3,908,550
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB (Acquired 12/20/2024; Cost $1,960,148)(a)(b)(c)(g)(h)	10.00%	07/15/2028	2,000	560,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB (Acquired 08/12/2025; Cost $6,000,000)(a)(b)(c)(g)(h)	10.00%	06/15/2026	6,000	3,900,000
Florida Development Finance Corp. (Florida Charter Educational Foundation, Inc.); Series 2016, RB(a)	6.25%	06/15/2036	5,000	5,004,693
Florida Development Finance Corp. (GFL Solid Waste Southeast LLC); Series 2024, RB(a)(b)(c)	4.38%	10/01/2031	2,500	2,520,694
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(a)	5.25%	06/15/2029	1,000	1,002,371
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	3,000	2,890,163
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(c)	6.25%	06/15/2028	3,000	3,003,926
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020, Ref. RB(a)	5.00%	09/15/2040	1,045	1,024,561
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	425	446,221
Florida Local Government Finance Commission (BridgePrep Academy); Series 2025 A, RB(a)	5.50%	06/15/2040	2,000	2,079,972
Gas Worx Community Development District; Series 2025, RB(a)	5.75%	05/01/2045	1,000	1,039,722
Greater Orlando Aviation Authority; Series 2025, RB(b)	5.50%	11/01/2036	2,000	2,143,741
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	2,885	3,012,832
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.00%	07/15/2028	265	266,789
Series 2018 A, RB(a)	5.38%	07/15/2038	1,300	1,290,598
Lakes of Sarasota Community Development District; Series 2024 B, RB	5.25%	05/01/2034	1,805	1,860,708
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	4.50%	05/01/2031	475	488,279
Lee (County of), FL; Series 2026 A-1, RB(b)	5.25%	10/01/2043	3,250	3,548,443
Lee (County of), FL Housing Finance Authority (Aria Landings); Series 2023 B, RB(a)(c)	5.50%	07/01/2026	6,965	6,963,482
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark Florida, Inc.); Series 2026, Ref. RB(a)	5.25%	10/01/2044	875	880,865
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,500	1,501,534
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(a)	5.63%	05/01/2045	725	738,945
Madeira Community Development District (Assessment Area No.2 ); Series 2025, RB	4.70%	05/01/2035	825	840,036
New Port Corners Community Development District; Series 2025, RB(a)	5.20%	06/15/2045	500	507,320
Northridge Community Development District; Series 2025, RB(a)	5.75%	05/01/2045	1,750	1,819,513
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	4.38%	05/15/2035	640	647,056
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2016 A, Ref. RB	5.00%	10/01/2039	3,480	3,493,404
Palm Beach (County of), FL; Series 2025, RB(a)	5.50%	10/01/2045	5,500	5,735,966
Parrish Lakes Community Development District; Series 2024, RB	5.50%	05/01/2044	775	795,641
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	900	902,004
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	1,750	1,769,588
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	$2,500	$2,419,792
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $2,855,000)(a)(b)(g)(h)(j)	5.88%	01/01/2033	2,855	434,221
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.45%	06/15/2045	600	623,196
Rivers Edge III Community Development District; Series 2025, RB	5.75%	05/01/2045	450	471,047
V-Dana Community Development District (Assessment Area Two - 2025 Project Area);
Series 2025, RB	5.38%	05/01/2045	840	858,749
Series 2025, RB	5.55%	05/01/2055	1,205	1,206,678
Venice (City of), FL (Village on the Isle); Series 2024, RB(a)	4.25%	01/01/2030	900	900,354
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.38%	05/01/2044	500	513,887
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2024, RB(a)	4.20%	05/01/2039	1,980	1,981,835
Series 2024, RB(a)	4.55%	05/01/2044	990	980,863
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	4.88%	05/01/2045	700	710,016
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,000	1,015,321
				137,048,301
Georgia–1.55%
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(a)	5.00%	04/01/2034	1,750	1,796,454
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy); Series 2023, RB(a)	5.20%	06/15/2033	1,000	1,024,097
Conyers (City of), GA (Salem Gate); Series 2024, RB	5.38%	03/01/2036	2,820	2,846,162
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.);
Series 2024 A, RB	5.00%	06/01/2040	400	405,015
Series 2024 A, RB	5.00%	06/01/2045	415	415,354
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,200	1,201,864
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(a)	5.00%	06/15/2027	85	85,317
Main Street Natural Gas, Inc.;
Series 2022 C, RB(a)(c)	4.00%	11/01/2027	5,000	5,010,529
Series 2023 B, RB(c)	5.00%	03/01/2030	2,000	2,112,548
Series 2024 C, RB(c)	5.00%	12/01/2031	2,000	2,112,390
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	1,425	1,435,382
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(a)(b)	4.00%	01/01/2038	3,000	2,969,315
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2041	600	667,266
Series 2025, RB (INS - AGI)(e)	5.25%	06/01/2043	700	768,462
Series 2025, RB (INS - AGI)(e)	5.50%	06/01/2045	750	824,232
				23,674,387
Guam–0.18%
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,770,722
Idaho–0.57%
Avimor Community Infrastructure District No. 1 (Assessment Area Five); Series 2024, RB(a)	5.88%	09/01/2053	1,214	1,240,743
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2015 D, Ref. RB	5.50%	12/01/2027	1,750	1,759,383
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	430	426,519
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(a)	4.63%	07/01/2029	85	85,316
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2042	2,280	1,914,226
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2028	205	208,322
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	532,367
Series 2014 A, Ref. RB	6.75%	07/01/2048	2,384	2,395,877
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(b)	6.45%	08/01/2032	130	130,437
				8,693,190
Illinois–3.11%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	395	398,692
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(a)	4.00%	12/01/2028	$805	$794,491
Bradley (Village of), IL (Bradley Commons); Series 2018 A, Ref. RB	5.00%	01/01/2027	530	533,332
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,009,154
Chicago (City of), IL (O’Hare International Airport);
Series 2024 C, Ref. RB(b)	5.25%	01/01/2043	1,700	1,834,126
Series 2026 A, RB	5.00%	01/01/2045	1,000	1,069,286
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds (INS - BAM)(e)	5.00%	12/01/2042	1,475	1,475,757
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,496,474
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	2,000	2,017,608
Chicago (City of), IL Midway International Airport;
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,000	2,177,763
Series 2025 B, Ref. RB	5.00%	01/01/2045	7,000	7,436,610
Cook (County of), IL School District No. 102 (La Grange); Series 2025, GO Bonds (INS - BAM)(e)	5.00%	12/15/2044	1,375	1,443,422
Evanston (City of), IL (Roycemore School);
Series 2021, RB(a)	4.00%	04/01/2032	245	233,598
Series 2021, RB(a)	4.38%	04/01/2041	930	832,254
Hillside (Village of), IL (Mannheim Redevelopment); Series 2018, Ref. RB	5.00%	01/01/2030	1,510	1,517,260
Illinois (State of); Series 2025 E, GO Bonds (INS - BAM)(e)	5.00%	09/01/2045	2,500	2,612,926
Illinois (State of) Finance Authority;
Series 2019, Ref. RB	5.00%	09/01/2038	1,000	975,932
Series 2019, Ref. RB	4.00%	09/01/2039	1,000	873,103
Series 2025, Ref. RB(a)	5.88%	09/01/2046	1,500	1,497,471
Illinois (State of) Finance Authority (Lutheran Life Community); Series 2026, RB	6.50%	03/01/2055	4,167	3,903,199
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,064	822,202
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(e)	5.13%	06/01/2026	10	10,000
Series 2002, COP (INS - NATL)(e)	5.25%	06/01/2032	140	140,150
Illinois (State of) Toll Highway Authority; Series 2016 B, RB	5.00%	01/01/2041	2,375	2,376,337
Indiana (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	785	766,878
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	7,730	7,876,586
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	520	520,041
				47,644,652
Indiana–1.71%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	135	133,074
Indiana (State of) Finance Authority; Series 2025, RB	5.25%	07/01/2040	1,895	1,935,291
Indiana (State of) Finance Authority (Good Samaritan Hospital);
Series 2016 A, RB	5.00%	04/01/2037	200	200,062
Series 2016 A, RB	5.50%	04/01/2046	5,785	5,786,398
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(a)	5.50%	07/01/2028	290	290,092
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,925,858
Indiana Finance Authority; Series 2025, RB(i)	5.00%	11/15/2043	12,950	14,027,221
Mishawaka (City of), IN (Silver Birch of Mishawaka); Series 2017, RB(a)	5.10%	01/01/2032	810	792,887
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(c)	4.40%	06/10/2031	1,000	1,047,696
				26,138,579
Iowa–1.55%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	363,486
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	651,249
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	4,500	4,501,051
Iowa (State of) Finance Authority (Green Bonds); Series 2025, RB	4.50%	10/01/2035	750	756,885
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(c)(k)	5.00%	12/01/2032	5,410	6,130,942
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2027	1,345	1,353,803
PEFA Inc. (Gas); Series 2019, RB(c)(k)	5.00%	09/01/2026	10,000	10,055,569
				23,812,985
Kansas–1.17%
Garden (City of), KS (Sports of the World Star Bond – Phase II); Series 2025, RB(a)	5.38%	06/01/2039	4,500	4,534,826
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Greenwich Star Bond Project); Series 2026, RB(a)	4.13%	09/01/2033	$1,440	$1,444,562
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2047	160	143,231
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,170,252
Series 2019, Ref. RB	5.00%	05/15/2029	1,280	1,297,731
Series 2019, Ref. RB	5.00%	05/15/2034	2,950	2,972,454
Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,018,730
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	3,000	3,023,725
Wyandotte County-Kansas City Unified Government; Series 2026, RB(a)	4.75%	03/01/2041	1,250	1,237,292
				17,842,803
Kentucky–1.24%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	6,000	6,005,383
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,170,860
Henderson (City of), KY (Pratt Paper LLC); Series 2022, RB(a)(b)	4.45%	01/01/2042	3,500	3,512,127
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	2,665	2,607,796
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities, Inc.); Series 2021, Ref. RB	4.75%	07/01/2040	3,985	3,744,431
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2030	1,000	1,001,345
				19,041,942
Louisiana–1.14%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	1,000	1,045,774
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Christwood);
Series 2024, Ref. RB(a)	4.25%	11/15/2030	940	945,233
Series 2024, Ref. RB(a)	5.00%	11/15/2037	1,900	1,972,781
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	2,695	2,758,138
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,275	1,280,287
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2025, RB(a)(b)(c)	4.38%	10/02/2028	5,000	5,058,531
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB (Acquired 06/04/2024; Cost $4,890,077)(a)(h)	9.00%	12/01/2044	5,000	4,421,657
				17,482,401
Maryland–0.22%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,164,656
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,113,266
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(a)	5.00%	07/01/2027	95	95,453
Maryland (State of) Health & Higher Educational Facilities Authority (John Hopkins Health); Series 1996, RB (INS - AMBAC)(e)	5.50%	07/01/2026	10	10,075
				3,383,450
Massachusetts–2.29%
Ashland (Town of), MA; Series 2022, GO Bonds	4.00%	08/01/2042	1,000	1,006,929
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	4.00%	10/01/2026	55	55,004
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,016
Series 2018, Ref. RB	4.25%	10/01/2028	320	320,060
Series 2018, Ref. RB	4.38%	10/01/2029	385	385,081
Series 2018, Ref. RB	4.50%	10/01/2030	690	690,156
Massachusetts (Commonwealth of) Development Finance Agency; Series 2025, RB	5.00%	07/01/2040	4,000	4,240,734
Massachusetts (Commonwealth of) Development Finance Agency (Berklee College of Music); Series 2016, Ref. RB	5.00%	10/01/2039	4,500	4,516,883
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.25%	08/15/2041	$5,475	$5,967,054
Massachusetts (Commonwealth of) Development Finance Agency (Dana Farber Cancer Institute); Series 2026, Ref. RB	5.00%	12/01/2047	3,000	3,124,599
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College);
Series 2016 A, RB	5.00%	01/01/2047	7,010	7,011,646
Series 2025, Ref. RB	5.25%	01/01/2040	1,070	1,151,846
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2047	4,000	4,001,924
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University); Series 2018, Ref. RB	5.00%	09/01/2043	2,445	2,406,625
				35,028,557
Michigan–1.65%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2034	1,600	1,633,082
Ivywood Classical Academy; Series 2023, RB	5.00%	01/01/2034	1,830	1,868,477
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2041	2,365	2,300,016
MBS International Airport Revenue;
Series 2025, RB(b)	5.75%	06/01/2040	1,000	1,056,928
Series 2025, RB(b)	6.00%	06/01/2045	1,010	1,046,991
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/29/2040	1,000	1,079,644
Michigan (State of) Finance Authority (Huron Academy); Series 2024, Ref. RB	4.50%	10/01/2034	2,345	2,345,780
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	2,050	1,820,954
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2019 A, Ref. RB	4.00%	12/01/2049	1,145	1,006,181
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	2,820	2,281,368
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2041	850	826,644
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(c)	4.00%	10/01/2026	5,610	5,614,441
Waterford Township Economic Development Corp.; Series 2016 A, RB(f)	0.00%	07/01/2026	980	218,540
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2025, Ref. RB	5.00%	12/01/2043	2,000	2,190,293
				25,289,339
Minnesota–3.40%
Bethel (City of), MN (Ecumen Obligated Group);
Series 2024, Ref. RB	5.25%	03/01/2034	750	768,863
Series 2024, Ref. RB	6.13%	03/01/2044	1,500	1,546,296
Brainerd (City of), MN; Series 2025, RB	5.50%	05/01/2045	4,700	4,817,837
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2044	2,835	2,765,667
Carlton (City of), MN;
Series 2025, Ref. RB	5.25%	09/01/2035	1,030	1,042,784
Series 2025, Ref. RB	6.38%	09/01/2045	2,445	2,535,861
Chisago (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,000,321
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2047	2,000	2,072,613
Dakota (County of), MN Community Development Agency (Quill); Series 2021, RB(a)	3.55%	04/01/2039	5,000	4,240,480
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	695	687,688
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,055	1,028,695
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,037,638
Lakes Area Economic Development Authority; Series 2026, RB	5.50%	11/01/2046	1,250	1,264,890
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(a)	5.50%	07/01/2027	180	180,734
Series 2017 A, RB(a)	6.00%	07/01/2032	1,080	1,090,879
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2032	1,250	1,253,235
Minnesota Agricultural & Economic Development Board (Fairview Health Services); Series 2026, Ref. RB	5.00%	11/15/2043	4,000	4,265,624
Oakdale (City of), MN; Series 2025, Ref. RB	5.50%	12/01/2045	3,000	3,044,649
Ramsey (City of), MN (Pact Charter School); Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	2,017,660
Rochester (City of), MN; Series 2026 A, RB	4.00%	11/15/2043	5,000	4,967,079
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	$5,000	$5,003,187
Shakopee (City of), MN; Series 2025, Ref. RB	5.13%	11/01/2040	1,800	1,851,818
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,927,397)(a)(c)(g)(h)	6.00%	07/01/2027	1,927	192,740
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(a)	5.25%	07/01/2033	140	141,091
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	970	993,275
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	215	215,275
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Prep Academy); Series 2020, Ref. RB	5.00%	09/01/2040	1,500	1,508,949
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	239,747
Series 2018, Ref. RB	4.13%	10/01/2033	250	237,374
				52,012,949
Mississippi–0.18%
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	2,820	2,708,269
Missouri–1.04%
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(b)	5.30%	05/15/2028	30	30,068
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	4.50%	12/01/2029	30	30,055
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2046	2,500	2,527,692
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(a)	5.00%	04/01/2036	2,000	2,001,090
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	2,955	2,973,549
Series 2017 A, Ref. RB	5.25%	05/15/2042	750	751,966
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,975	1,842,536
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(a)	6.00%	10/01/2045	3,000	3,052,951
St Louis County Industrial Development Authority; Series 2017, Ref. RB	5.00%	09/01/2037	1,195	1,208,283
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,500	1,527,124
				15,945,314
Montana–0.16%
Montana (State of) Board of Housing (Franklin School Apartments); Series 2025, RB(c)	5.15%	12/01/2026	2,500	2,503,459
Nevada–0.21%
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.00%	12/01/2039	395	412,560
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2037	1,200	1,200,060
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(a)	5.50%	06/01/2037	730	768,298
Reno (City of), NV; Series 2025, RB(a)	5.00%	06/01/2041	825	855,900
				3,236,818
New Hampshire–2.15%
New Hampshire (State of) Business Finance Authority; Series 2025 B-1, RB	5.15%	09/28/2037	2,000	2,000,183
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(a)(f)	0.00%	12/01/2035	7,700	4,054,711
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(c)	3.63%	07/02/2040	3,455	2,784,968
New Hampshire (State of) Business Finance Authority (Good Land); Series 2026, RB(f)	0.00%	12/15/2039	2,000	839,320
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	1,500	1,517,761
New Hampshire (State of) Business Finance Authority (Historymaker Empire); Series 2026, RB(a)	7.50%	02/01/2035	2,000	1,978,028
New Hampshire (State of) Business Finance Authority (LGI Homes); Series 2026, RB(f)	0.00%	12/15/2041	2,550	961,836
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(f)	0.00%	12/15/2033	5,000	2,902,362
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	$1,516	$1,541,061
Series 2022-2A, RB	4.00%	10/20/2036	3,798	3,772,399
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-1A, RB	4.25%	07/20/2041	2,901	2,902,329
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(f)	0.00%	04/01/2032	3,000	2,078,884
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(f)	0.00%	12/01/2034	7,500	4,273,301
New Hampshire (State of) Business Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	705	719,859
Series 2024, RB(a)	6.25%	12/15/2038	615	639,958
				32,966,960
New Jersey–0.26%
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	5.13%	11/01/2029	165	166,675
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(a)	5.00%	07/01/2027	170	170,663
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(a)	4.75%	10/01/2028	645	643,192
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	1,075	1,070,757
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(a)	4.25%	09/01/2027	115	115,389
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(f)	0.00%	12/15/2028	715	662,868
Series 2009 A, RB(f)	0.00%	12/15/2032	1,465	1,181,960
				4,011,504
New Mexico–0.08%
Winrock Town Center Tax Increment Development District No. 1; Series 2022, Ref. RB(a)	4.00%	05/01/2033	1,250	1,227,235
New York–7.10%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $220,094)(a)(g)(h)	5.00%	10/01/2028	213	2,875
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $1,403,843)(a)(g)(h)	5.00%	10/01/2038	1,389	18,746
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(l)	5.25%	12/31/2033	3,000	3,031,085
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(b)(l)	5.50%	12/31/2040	7,155	7,162,908
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025 A, RB(a)	5.13%	10/15/2045	2,000	2,005,954
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2030	3,365	3,366,841
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(a)	2.50%	06/15/2031	375	342,542
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn); Series 2023, RB(a)	5.25%	06/15/2043	525	533,532
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	2,620,740
Metropolitan Transportation Authority; Series 2025, Ref. RB	5.00%	11/15/2042	1,600	1,733,111
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(f)(j)	0.00%	01/01/2058	967	0
New York (City of), NY Municipal Water Finance Authority; Series 2013, VRD RB(m)	2.10%	06/15/2050	10,890	10,890,000
New York (City of), NY Transitional Finance Authority;
Series 2026, RB	5.00%	11/01/2043	1,295	1,415,912
Series 2026, RB	5.00%	11/01/2045	1,500	1,616,772
Series 2026, RB	5.00%	11/01/2046	2,000	2,133,560
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,269,958
Series 2024, RB	5.25%	11/01/2043	1,500	1,578,300
New York Counties Tobacco Trust IV; Series 2010 A, RB(a)	6.25%	06/01/2041	2,849	2,812,479
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	620	629,157
Series 2016 A, Ref. RB	6.00%	06/01/2043	2,500	2,489,126
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	5,400	5,408,133
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(b)	5.00%	08/01/2026	$2,400	$2,401,491
Series 2016, Ref. RB(b)	5.00%	08/01/2031	8,680	8,679,779
Series 2020, Ref. RB(b)	5.25%	08/01/2031	2,170	2,265,412
Series 2021, Ref. RB(b)	3.00%	08/01/2031	1,545	1,489,719
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2020, RB(b)	5.00%	10/01/2035	5,000	5,216,318
Series 2020, RB(b)	4.38%	10/01/2045	11,000	10,535,078
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	5.50%	06/30/2038	2,000	2,131,668
Series 2023, RB(b)	5.50%	06/30/2039	1,000	1,062,448
Series 2023, RB(b)	5.50%	06/30/2040	875	926,731
Series 2025, RB(b)	6.00%	06/30/2044	2,475	2,737,278
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	1,000	1,000,064
Series 2023, RB(b)	5.63%	04/01/2040	2,500	2,656,328
Oneida Indian Nation; Series 2024 B, RB(a)	6.00%	09/01/2043	2,400	2,601,228
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.00%	12/01/2034	1,600	1,648,020
Series 2024, RB	5.75%	12/01/2044	1,500	1,543,901
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,870	1,674,632
Tompkins County Development Corp. (Ithaca College); Series 2015, Ref. RB	5.00%	07/01/2034	750	750,804
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(g)	5.00%	07/01/2027	1,000	200,000
Series 2013 A, RB(g)	5.00%	07/01/2032	1,000	200,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(b)	7.00%	06/01/2046	3,500	3,611,197
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,150	4,322,130
				108,715,957
North Carolina–0.84%
Greater Asheville Regional Airport Authority; Series 2023, RB (INS - AGI)(b)(e)	5.25%	07/01/2048	3,625	3,766,072
North Carolina (State of) Medical Care Commission;
Series 2025, Ref. RB	5.38%	10/01/2045	1,620	1,679,406
Series 2026, RB	5.25%	11/01/2046	4,700	4,887,062
North Carolina (State of) Medical Care Commission (Southminster); Series 2016, Ref. RB	5.00%	10/01/2037	2,590	2,594,959
				12,927,499
North Dakota–0.35%
Grand Forks (City of), ND (Altru Health System); Series 2021, Ref. RB	4.00%	12/01/2040	3,375	3,142,519
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.75%	05/01/2044	1,100	1,107,304
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	965	1,068,339
				5,318,162
Ohio–4.75%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	2,755	1,960,664
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,470	1,175,410
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.25%	01/01/2034	1,000	1,028,508
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,161
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	4,915	5,044,841
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(b)	5.38%	09/15/2027	485	485,706
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(a)	6.05%	01/01/2046	1,000	1,023,989
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	$6,220	$6,242,343
Series 2017, Ref. RB	5.00%	02/15/2042	3,500	3,481,875
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(a)	6.63%	01/01/2045	4,390	4,672,304
Franklin (County of), OH; Series 2015, RB	5.00%	05/15/2040	6,550	6,560,025
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,524,947
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,800	1,799,012
Hamilton (County of), OH (Life Enriching Communities);
Series 2025, Ref. RB	5.25%	01/01/2041	525	552,705
Series 2025, Ref. RB	5.13%	01/01/2044	1,050	1,082,164
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	2,000	2,001,463
Series 2013, RB	5.00%	02/15/2044	4,880	4,879,928
Series 2013, RB	5.00%	02/15/2048	5,300	5,063,525
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(b)	5.00%	12/31/2039	4,665	4,663,363
Ohio (State of) Higher Educational Facility Commission; Series 2016, Ref. RB	5.00%	11/01/2041	1,000	1,003,774
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.38%	10/01/2045	3,425	3,456,242
Ohio (State of) Housing Finance Agency (Green Oaks of Fairborn); Series 2026, RB(a)	6.13%	01/01/2046	1,000	1,020,623
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(a)	5.70%	08/01/2043	1,200	1,264,629
Ohio (State of) Housing Finance Agency (Silver Birch of Amhest); Series 2025, RB(a)	6.25%	01/01/2045	1,000	1,048,984
Ohio (State of) Housing Finance Agency (Silver Birch of Canton); Series 2025, RB(a)	6.25%	01/01/2045	3,890	4,080,549
Ohio (State of) Housing Finance Agency (Silver Birch of Cuyahoga); Series 2025, RB(a)	6.25%	01/01/2045	4,625	4,851,553
Ohio (State of) Housing Finance Agency (Silver Birch of Mason); Series 2025, RB(a)	6.10%	01/01/2046	1,500	1,541,458
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	310	310,129
				72,822,874
Oklahoma–0.56%
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	5.25%	06/15/2034	1,200	1,216,326
Series 2024, RB(a)	6.00%	06/15/2044	1,500	1,506,731
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB (INS - AGI)(e)	4.00%	08/15/2048	2,430	2,084,598
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	2,000	2,000,293
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.); Series 2025, Ref. RB(b)	6.25%	12/01/2035	1,500	1,692,132
				8,500,080
Oregon–0.89%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.25%	11/15/2050	3,000	2,975,515
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,015
Morrow (Port of), OR; Series 2024 A, GO Bonds(a)	5.15%	10/01/2026	5,000	5,000,734
Oregon (State of) Facilities Authority (Redmond Proficiency Academy);
Series 2025, Ref. RB(a)	4.63%	06/15/2035	270	276,324
Series 2025, Ref. RB(a)	5.50%	06/15/2045	475	485,042
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2016, Ref. RB	5.00%	11/15/2031	1,150	1,150,340
Series 2016, Ref. RB	5.00%	11/15/2036	1,045	1,045,182
Series 2021 A, Ref. RB	5.00%	11/15/2036	2,720	2,726,385
				13,694,537
Pennsylvania–1.14%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	595	628,358
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(a)	5.00%	05/01/2028	420	434,265
Commonwealth Financing Authority; Series 2015 A, RB	5.00%	06/01/2034	500	504,001
Crawford (County of), PA Hospital Authority Meadville Medical Center);
Series 2016 A, Ref. RB	6.00%	06/01/2046	6,505	6,507,125
Series 2016, Ref. RB	6.00%	06/01/2036	1,915	1,915,892
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(g)(h)	5.00%	06/30/2027	$350	$154,062
Series 2013, RB(g)	5.00%	06/30/2027	193	34,713
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2026, RB	4.50%	10/01/2046	2,000	1,986,500
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB	5.00%	06/01/2036	2,000	2,016,214
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2039	1,840	1,817,123
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	503,178
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	1,005,527
				17,506,958
Puerto Rico–3.62%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,660	6,761,064
Series 2002, RB	5.63%	05/15/2043	7,645	7,752,106
PRHTA Custodial Trust; Series 2023, RB(f)(g)	0.00%	12/06/2049	183	54,194
PRPBA Custodial Trust; Series 2022, RB(f)	0.00%	03/15/2049	278	3,851
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(f)	0.00%	07/01/2033	2,035	1,484,865
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	3,307,745
Subseries 2022, RN(f)	0.00%	11/01/2043	3,618	2,501,187
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(e)	5.00%	07/01/2026	155	155,615
Series 2007 TT, RB (INS - NATL)(e)	5.00%	07/01/2026	165	165,046
Series 2007 TT, RB(g)	5.00%	07/01/2037	65	47,856
Series 2007 UU, Ref. RB (INS - AGI)(e)	5.00%	07/01/2026	1,435	1,440,691
Series 2007 VV, Ref. RB (INS - NATL)(e)	5.25%	07/01/2030	1,000	1,013,940
Series 2010 CCC, RB(g)	5.25%	07/01/2026	1,765	1,299,481
Series 2010 XX, RB(g)	5.25%	07/01/2027	250	184,062
Series 2010 ZZ, Ref. RB(g)	5.25%	07/01/2026	1,180	867,300
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,540	3,458,092
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 08/06/2009-03/25/2024; Cost $629,859)(h)	6.63%	01/01/2027	596	594,666
Series 2023 A, RB (Acquired 08/06/2009-01/08/2020; Cost $5,073,493)(h)	6.63%	01/01/2028	4,548	4,528,788
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGI)(e)	5.00%	08/01/2027	1,195	1,198,434
Series 2005 A, RB (INS - AGI)(e)	5.00%	08/01/2030	305	305,905
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(f)	0.00%	07/01/2029	1,003	909,900
Series 2018 A-1, RB	4.50%	07/01/2034	8,408	8,408,628
Series 2018 A-1, RB	4.55%	07/01/2040	538	539,191
Series 2018 A-1, RB(f)	0.00%	07/01/2046	8,831	3,223,458
Series 2018 A-1, RB(f)	0.00%	07/01/2051	11,268	3,026,318
Series 2019 A-2, RB	4.54%	07/01/2053	163	152,112
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,115,524
				55,500,019
Rhode Island–1.00%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	195,425
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	55	55,126
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2040	4,445	4,446,290
Series 2015 B, Ref. RB	4.50%	06/01/2045	3,765	3,736,494
Series 2015 B, Ref. RB	5.00%	06/01/2050	6,905	6,903,370
				15,336,705
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–1.52%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(c)	5.25%	08/01/2031	$2,500	$2,678,998
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.50%	11/15/2044	1,400	1,452,131
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(a)	6.00%	06/15/2035	1,310	1,355,470
Series 2024, RB(a)	6.38%	06/15/2045	1,375	1,397,402
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School); Series 2025, RB(a)	5.25%	06/15/2034	5,000	4,857,062
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2044	2,790	2,747,406
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.50%	12/01/2045	1,000	1,027,283
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	2,000	1,913,493
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.50%	10/01/2045	850	873,353
South Carolina (State of) Public Service Authority; Series 2026 A, RB	5.00%	12/01/2046	2,400	2,545,319
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(e)	5.00%	12/01/2042	2,250	2,453,532
				23,301,449
South Dakota–0.18%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	2,810	2,814,388
Tennessee–2.26%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	1,325	1,301,692
Jackson (City of), TN; Series 2015, Ref. RB	5.00%	04/01/2030	3,890	3,892,447
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,619,200
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(a)	4.25%	11/01/2030	2,000	1,989,082
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	266,079
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,583,774)(a)(g)(h)	5.25%	04/01/2028	1,588	19,845
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(a)	5.13%	06/01/2036	1,700	1,725,092
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.38%	09/01/2041	705	637,764
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	200	178,190
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	3,000	2,859,825
Tennergy Corp.;
Series 2021 A, RB(c)	4.00%	09/01/2028	3,610	3,659,588
Series 2022 A, RB(c)	5.50%	12/01/2030	5,950	6,322,689
Tennessee Energy Acquisition Corp.; Series 2006 B, RB	5.63%	09/01/2026	9,150	9,201,280
				34,672,773
Texas–9.38%
Anna (City of), TX; Series 2025, RB	4.25%	09/15/2035	810	819,179
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	135	135,529
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.50%	06/15/2044	1,660	1,567,630
Series 2024, RB(a)	4.75%	06/15/2049	1,830	1,687,184
Series 2025, Ref. RB(a)	5.63%	06/15/2045	2,000	2,060,825
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(a)	5.00%	06/01/2033	3,490	3,590,374
Arlington Higher Education Finance Corp. (Great Hearts America - Texas); Series 2024, RB	4.50%	08/15/2039	1,500	1,497,702
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	2,060	1,958,484
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,731,786
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2016, RB	5.38%	08/15/2036	$3,835	$3,459,252
Series 2021, RB	5.00%	08/15/2041	900	728,443
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.); Series 2023 A, RB(a)	5.25%	02/15/2033	1,680	1,620,101
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	315	315,802
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.15%	08/15/2029	1,140	1,147,771
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	4.63%	12/31/2035	500	509,391
Austin (City of), TX;
Series 2025, Ref. RB	5.00%	11/15/2044	8,000	8,724,670
Series 2026 B, RB(b)	5.00%	11/15/2044	5,000	5,307,325
Bastrop (City of), TX; Series 2025, RB(a)	5.38%	09/01/2045	500	511,887
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2041	3,500	3,499,754
Series 2018, Ref. RB	5.00%	07/15/2026	1,170	1,171,058
Series 2018, Ref. RB	5.00%	07/15/2033	2,630	2,666,573
Boyd (City of), TX; Series 2025, RB(a)	5.63%	09/15/2045	700	729,686
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB (Acquired 02/23/2022; Cost $28,116)(b)(g)(h)	7.00%	03/01/2039	27	945
Series 2019, RB (Acquired 02/17/2022-02/23/2022; Cost $149,800)(a)(b)(g)(h)	9.00%	03/01/2039	141	4,935
Brooks Development Authority;
Series 2025 B, Ref. RB(a)(c)	5.00%	08/15/2032	4,500	4,737,257
Series 2025 C, Ref. RB(a)(c)	5.00%	08/15/2028	1,000	1,023,256
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN (Acquired 07/20/2021; Cost $3,800,000)(a)(b)(h)	3.63%	07/01/2026	3,800	3,787,182
Celina (City of), TX; Series 2025, RB(a)	5.38%	09/01/2045	500	501,983
Celina (City of), TX (Mosaic Public Improvement District Improvement Area No. 2); Series 2024, RB(a)	5.13%	09/01/2044	1,250	1,280,820
Crandall (City of), TX;
Series 2021, RB(a)	4.13%	09/15/2026	50	50,023
Series 2021, RB(a)	4.75%	09/15/2031	200	201,932
Series 2021, RB(a)	5.25%	09/15/2051	1,000	964,343
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(a)	5.25%	09/15/2045	545	550,910
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(a)	5.50%	09/15/2045	560	575,731
Houston (City of), TX; Series 2014 D, Ref. RB	5.00%	11/15/2044	2,000	2,001,291
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(b)	5.50%	07/15/2036	1,000	1,080,770
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(b)	5.00%	07/01/2029	1,230	1,231,358
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(b)	5.00%	07/15/2028	1,000	1,026,789
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	633,717
Hutto (City of), TX; Series 2025, RB(a)	5.13%	09/01/2045	300	302,959
Joshua Farms Municipal Management District No 1; Series 2026, RB(a)	5.25%	09/01/2046	2,220	2,198,285
Laredo (City of), TX; Series 2024, RB	5.00%	03/01/2040	1,000	1,078,550
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(a)	5.75%	09/15/2045	875	915,953
Mesquite (City of), TX;
Series 2025, RB	4.25%	09/01/2035	833	835,852
Series 2025, RB	4.38%	09/01/2035	1,050	1,052,459
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB(g)	5.00%	02/15/2035	220	2,200
Mission Economic Development Corp. (Graphic Packaging International, LLC)(Green Bonds); Series 2025, RB(b)(c)	5.00%	06/01/2030	2,125	2,192,949
Mission Economic Development Corp. (Green Bonds); Series 2026, RB(b)(c)	5.00%	06/01/2030	5,000	5,161,631
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	6,485	6,497,857
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living);
Series 2025 A, RB	6.25%	10/01/2045	7,125	7,483,743
Series 2025, Ref. RB	4.25%	10/01/2030	3,000	2,980,659
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,235	1,235,050
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,951,757
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(a)	4.00%	08/15/2030	4,085	3,914,959
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park); Series 2025, RB	5.25%	07/01/2032	1,000	1,010,843
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy); Series 2018 A, RB(a)	6.00%	08/15/2037	$1,000	$843,179
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2042	3,000	3,003,310
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,414,802
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,565	1,558,175
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2039	1,000	1,009,243
North East Texas Regional Mobility Authority;
Series 2025 A, Ref. RB	5.00%	01/01/2039	750	820,636
Series 2025 A, Ref. RB	5.00%	01/01/2040	650	701,757
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(b)	2.50%	01/01/2030	2,150	1,892,056
Series 2021, RB(a)(b)	2.63%	01/01/2031	800	682,798
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.38%	09/01/2045	420	427,144
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.38%	09/01/2045	500	503,683
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(a)	5.35%	09/01/2045	750	758,661
Seagoville (City of), TX; Series 2025, RB(a)	4.75%	09/15/2035	645	668,509
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2026, Ref. RB	5.00%	11/15/2044	3,625	3,900,109
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(g)(h)	6.00%	02/15/2031	1,000	812,500
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(g)(h)	6.38%	02/15/2041	3,000	2,437,500
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, RB(i)	5.25%	12/01/2049	10,000	10,541,893
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2020, Ref. RB	6.25%	11/15/2031	1,000	1,009,517
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	1,699	1,484,563
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1); Series 2024, RB(a)	4.25%	09/01/2032	474	481,010
Travis County Development Authority (Turner’s Crossing Public Improvement District Improvement Area No. 1);
Series 2025, RB	5.00%	09/01/2044	700	711,046
Series 2025, RB	5.25%	09/01/2054	1,175	1,166,109
				143,737,554
Utah–2.78%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	1,050	1,009,755
Series 2021 A, GO Bonds(a)	3.50%	03/01/2036	1,750	1,613,079
Downtown Daybreak Public Infrastructure District No. 1;
Series 2026, RB(a)	5.00%	03/01/2041	1,200	1,219,854
Series 2026, RB(a)	5.63%	03/01/2046	1,000	1,021,169
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	1,817	1,872,360
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(a)	4.25%	06/01/2041	2,205	2,047,457
Series 2021, GO Bonds(a)	4.50%	06/01/2051	2,500	2,174,971
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.25%	08/01/2035	1,645	1,656,565
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,211,439
Series 2024-2, RB(a)	5.50%	06/15/2039	2,250	2,327,955
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2041	1,250	1,190,296
Olympia Public Infrastructure District No. 1; Series 2024 A-2, RB(a)	5.13%	12/01/2029	2,500	2,535,773
Peaks Public Infrastructure District (Peaks Assessment Area); Series 2024, RB(a)	5.25%	12/01/2053	1,409	1,362,366
Point Phase 1 Public Infrastructure District No. 1; Series 2025 A-1, RB	5.88%	03/01/2045	6,750	7,087,146
Sienna Hills Public Infrastructure District No. 1; Series 2023 A, GO Bonds(a)	6.75%	07/01/2035	2,500	2,633,674
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(a)	4.25%	06/15/2027	$480	$477,623
Series 2022, RB(a)	4.50%	06/15/2032	2,000	1,956,070
Series 2022, RB(a)	5.00%	06/15/2037	3,515	3,440,205
Series 2022, RB(a)	5.00%	06/15/2042	1,365	1,287,092
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(a)	4.50%	06/15/2027	100	99,665
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(a)	4.50%	06/15/2029	630	626,447
Series 2019 A, RB(a)	5.00%	06/15/2034	1,270	1,269,897
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	3,000	2,531,450
				42,652,308
Vermont–0.10%
East Central Vermont Telecommunications District; Series 2020 A, RB(a)	4.00%	12/01/2030	1,495	1,467,790
Virgin Islands–0.10%
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	5.75%	02/01/2045	1,500	1,520,384
Virginia–0.47%
Lynchburg Economic Development Authority; Series 2026, RB	5.25%	01/01/2047	1,000	1,061,423
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(a)	4.50%	09/01/2028	960	967,151
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	4,000	4,016,910
Series 2023, RB	7.00%	09/01/2059	1,000	1,091,672
				7,137,156
Washington–1.69%
Kalispel Tribe of Indians; Series 2018 B, RB(a)	5.00%	01/01/2032	600	607,956
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	45,013
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(b)	5.75%	01/01/2028	5	5,005
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(b)	5.00%	04/01/2030	6,475	6,482,207
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(b)	5.63%	12/01/2040	1,000	1,054,945
Washington (State of) Health Care Facilities Authority; Series 2025 A, Ref. RB	5.00%	09/01/2044	1,900	2,005,803
Washington (State of) Health Care Facilities Authority (CommonSpirit Health); Series 2025 A, Ref. RB	5.00%	09/01/2043	1,000	1,064,076
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(a)(e)	5.00%	07/01/2045	2,750	2,837,190
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(a)	4.00%	07/01/2026	125	124,938
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 A, Ref. RB	6.00%	01/01/2046	3,000	3,112,552
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2013, Ref. RB(a)	5.00%	01/01/2033	1,315	1,314,924
Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	2,500	2,441,761
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	4.00%	07/01/2040	1,640	1,463,934
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(a)	4.50%	07/01/2028	760	747,150
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(a)	5.00%	01/01/2039	2,500	2,533,058
				25,840,512
West Virginia–0.77%
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(a)(g)(j)	5.75%	06/01/2042	1,000	756,817
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB (Acquired 07/21/2023; Cost $868,368)(a)(h)	5.75%	06/01/2043	875	940,152
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2026	1,000	1,000,675
Series 2015, Ref. RB	4.00%	07/01/2035	190	171,975
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (Acquired 09/28/2017-11/13/2017; Cost $652,469)(a)(h)	4.50%	06/01/2027	655	657,248
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Commercial Metals Co.); Series 2025, RB(b)(c)	4.63%	05/15/2032	$8,030	$8,238,524
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(a)(b)(g)	8.75%	02/01/2036	320	76,800
				11,842,191
Wisconsin–5.98%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	540	538,399
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	172,078
Public Finance Authority (Explore Academy Albuquerque); Series 2026, Ref. RB(a)	6.75%	04/01/2046	5,160	5,081,380
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	1,009,591
Series 2019, Ref. RB	5.00%	11/01/2046	1,650	1,587,289
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	5.00%	11/15/2035	1,770	1,771,191
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	2,023,602
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.00%	10/01/2044	300	322,280
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.);
Series 2026, Ref. RB	5.00%	12/01/2040	2,485	2,704,453
Series 2026, Ref. RB	5.00%	12/01/2042	2,195	2,357,980
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,053,686
Wisconsin (State of) Public Finance Authority;
Series 2022, RB(a)	5.38%	06/01/2037	670	673,122
Series 2023 A, Ref. RB(a)	5.75%	10/01/2043	1,775	1,825,855
Series 2025 A, RB(a)	5.25%	12/01/2035	545	556,995
Series 2025 A, RB(a)	6.25%	12/01/2045	825	860,853
Series 2025, RB(a)	5.50%	07/01/2035	1,810	1,814,403
Series 2025, RB(a)(f)	0.00%	12/15/2039	719	302,841
Series 2025, RB(f)	0.00%	12/15/2039	26,000	9,468,529
Series 2025, RB(a)	5.75%	06/01/2045	505	509,683
Series 2025, RB(a)	6.75%	06/15/2055	500	501,062
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB (Acquired 12/01/2017; Cost $2,000,000)(a)(g)(h)	6.25%	10/01/2031	2,000	200,000
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(a)	5.00%	06/15/2041	1,020	990,129
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(f)	0.00%	12/15/2038	5,000	2,347,569
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)(g)	6.25%	08/01/2027	500	365,000
Series 2017, RB(a)(g)	6.75%	08/01/2031	500	350,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	4.25%	06/15/2031	550	528,606
Series 2021 A, RB(a)	5.00%	06/15/2041	615	563,488
Wisconsin (State of) Public Finance Authority (Bridgewater); Series 2024, RB(a)	5.63%	12/15/2030	3,099	3,102,932
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(f)	0.00%	12/15/2033	4,590	2,860,049
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.25%	06/01/2045	350	355,272
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy);
Series 2024, RB(a)	5.38%	06/15/2039	250	253,439
Series 2024, RB(a)	5.70%	06/15/2044	400	404,685
Wisconsin (State of) Public Finance Authority (Elevon); Series 2024, RB(a)	5.00%	07/15/2030	1,762	1,762,884
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(a)(f)	0.00%	12/01/2028	4,745	3,878,936
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC ); Series 2025, RB	5.25%	06/15/2045	550	579,550
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(f)	0.00%	09/01/2029	1,022	801,903
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst); Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,600	2,523,876
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2039	700	702,249
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	2,300	2,349,755
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(b)	7.25%	06/01/2035	$3,800	$3,923,384
Series 2017, Ref. RB(a)(b)	7.13%	06/01/2041	140	144,535
Wisconsin (State of) Public Finance Authority (Milo Farms); Series 2025, RB(a)(f)	0.00%	12/15/2039	5,000	1,838,976
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	2,965	2,859,744
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(a)	5.00%	06/15/2039	540	539,959
Series 2019, RB(a)	5.00%	06/15/2049	540	504,776
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.00%	07/15/2039	750	713,234
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB (Acquired 12/17/2021; Cost $5,375,000)(a)(h)	5.50%	01/01/2031	5,375	2,687,500
Series 2021 A, RB (Acquired 12/17/2021; Cost $3,110,000)(a)(h)	6.50%	01/01/2041	3,110	1,555,000
Wisconsin (State of) Public Finance Authority (Quality Education Academy); Series 2023, RB(a)	6.00%	07/15/2043	1,150	1,209,491
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2016, Ref. RB	5.00%	06/01/2040	6,250	6,265,054
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, RB(a)(k)	4.00%	04/01/2032	10	10,281
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities); Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	2,500	2,542,134
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2043	1,560	1,563,042
Wisconsin (State of) Public Finance Authority (Town of Scarborough - The Downs); Series 2024, RB	5.00%	08/01/2039	1,525	1,566,912
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(a)	4.50%	06/15/2032	500	503,289
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,000	3,049,375
				91,532,280
Total Municipal Obligations (Cost $1,535,992,435)				1,520,891,350
U.S. Dollar Denominated Bonds & Notes–0.16%
California–0.01%
CalPlant I LLC; Exit Facility(a)(j)	15.00%	02/28/2027	770	151,086
Texas–0.15%
AM BidCo Holdings LLC(j)	3.68%	10/21/2027	2,262	2,261,764
Total U.S. Dollar Denominated Bonds & Notes (Cost $3,031,764)				2,412,850
			Shares
Exchange-Traded Funds–0.05%
Invesco Rochester High Yield Municipal ETF (Cost $872,188)(n)			17,000	866,684

Common Stocks & Other Equity Interests–0.09%
AM BidCo Holdings LLC(j)			122	1,258,406
BL Train Holdings West LLC; Wts. expiring 11/26/2035(j)			40,500	70,875
Resolute Forest Products, Inc.(j)			6,757	0
Total Common Stocks & Other Equity Interests (Cost $1,225,744)				1,329,281

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(f)(j)			105,416	0
TOTAL INVESTMENTS IN SECURITIES(o)–99.59% (Cost $1,541,122,131)				1,525,500,165
FLOATING RATE NOTE OBLIGATIONS–(1.63)%
Notes with interest and fee rates ranging from 2.43% to 2.44% at 05/31/2026 and contractual maturities of collateral ranging from 11/15/2043 to 12/01/2049(p)				(24,910,000)
OTHER ASSETS LESS LIABILITIES–2.04%				31,211,439
NET ASSETS–100.00%				$1,531,801,604
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $520,978,655, which represented 34.01% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Zero coupon bond issued at a discount.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $14,166,223, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at May 31, 2026 was $31,898,543, which represented 2.08% of the Fund’s Net Assets.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(n)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$844,625	$-	$-	$22,481	$-	$866,684	$33,278

*	Includes return of capital distribution.

(o)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $35,433,801 are held by TOB Trusts and serve as collateral for the $24,910,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,519,700,312	$1,191,038	$1,520,891,350
U.S. Dollar Denominated Bonds & Notes	—	—	2,412,850	2,412,850
Common Stocks & Other Equity Interests	—	—	1,329,281	1,329,281
Exchange-Traded Funds	866,684	—	—	866,684
Preferred Stocks	—	—	0	0
Total Investments in Securities	866,684	1,519,700,312	4,933,169	1,525,500,165
Other Investments - Assets
Investments Matured	—	9,302,855	50,035	9,352,890
Total Investments	$866,684	$1,529,003,167	$4,983,204	$1,534,853,055
Invesco Short Duration High Yield Municipal Fund